Pension schemes - Amounts recognized in statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains and losses arising during the year:
Actuarial (losses)/gains on defined benefit pension schemes	£ 5	£ 43	£ (75)
Net defined benefit liability (asset)	(43)	(21)
Present value of defined benefit obligation
Gains and losses arising during the year:
Experience gains/(losses)	(19)	(23)	(11)
Net defined benefit liability (asset)	3,308	3,513	3,806
Present value of defined benefit obligation | Discount rates
Gains and losses arising during the year:
Actuarial (losses)/gains	(5)	374	(145)
Present value of defined benefit obligation | Inflation
Gains and losses arising during the year:
Actuarial (losses)/gains	43	(36)	15
Present value of defined benefit obligation | Other actuarial assumptions
Gains and losses arising during the year:
Actuarial (losses)/gains	(1)	(17)	50
Fair value of scheme assets
Gains and losses arising during the year:
Experience gains/(losses)	3	(273)	35
Net defined benefit liability (asset)	(3,378)	(3,544)	(3,771)
Net pension obligation, before impact of asset ceiling
Gains and losses arising during the year:
Actuarial (losses)/gains on defined benefit pension schemes	21	25	(56)
Net defined benefit liability (asset)	(70)	(31)	£ 35
Impact of asset ceiling
Gains and losses arising during the year:
Actuarial (losses)/gains on defined benefit pension schemes	(16)	18
Net defined benefit liability (asset)	£ 27	£ 10